Licensed Copyrights, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Finite Lived License Agreements [Line Items]
Acquisition of licensed copyrights included incurrent liabilities			¥ 5,486,374	¥ 6,336,656
Acquisition of licensed copyrights from nonmonetary content exchanges			967,536	642,262
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Amortization expense	¥ 11,473,222	$ 1,758,348	¥ 12,743,323	¥ 12,055,624